Employee stock incentive plans - Disclosure of Activities in Cash Settled Stock Option Plans and Restricted Stock Unit Option Plan Explanatory (Detail)		12 Months Ended
		Mar. 31, 2023 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year			78,199
Numbers, Outstanding at the end of the year				78,199
Employee Stock Option Plans and Restricted Stock Unit Option[member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year		24,600	78,199	4,721,388
Modification	[1]	0	0	(3,453,015)
Numbers, Exercised		(12,800)	(46,133)	(845,066)
Forfeited and lapsed		0	(7,466)	(345,108)
Numbers, Outstanding at the end of the year		11,800	24,600	78,199
Exercisable at the end of the year		7,600	2,800	23,999

[1]	RSUs arrangements that were modified during the year ended March 31, 2021

Pursuant to the SEBI clarification dated December 18, 2020, the restriction under SEBI circular dated October 10, 2019, “Framework of Depository Receipts” shall not apply in case of issue of depository receipts to NRIs, pursuant to share based employee benefit schemes which are implemented by a company in terms of SEBI (Share Based Employee Benefits) Regulations 2014, the Board Governance, Nomination and Compensation Committee approved in January 2021, allotment of underlying equity shares in respect of ADSs to be issued and allocated to NRI employees upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan. This change was accounted as a modification during the year ended March 31, 2021, and the fair value on the date of modification was determined based on prevailing market price and accordingly an amount of ₹ 739 was recognized as equity with a corresponding adjustment to financial liability.